INCOME TAXES (Details) In Millions, unless otherwise specified	0 Months Ended			12 Months Ended				0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Year 2007 [Member] USD ($)	Dec. 31, 2012 Year 2007 [Member] ILS	Dec. 31, 2012 Foreign Country [Member] Year 2005 [Member] USD ($)	Dec. 31, 2012 Foreign Country [Member] Year 2005 [Member] ILS	Dec. 31, 2012 Foreign Country [Member] Year 2006 [Member] USD ($)	Dec. 31, 2012 Foreign Country [Member] Year 2006 [Member] ILS
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments
The Company and its Israeli subsidiaries				$ 1,660	$ 2,051	$ 2,511
Non-Israeli subsidiaries				159	905	1,135
Income before income taxes				1,819	2,956	3,646
Effect of acquired research and development in process on non-Israeli companies							1,402
Income Tax Expense Benefit Continuing Operations By Jurisdiction
In Israel				5	71	139
Outside Israel				(142)	56	144
Income Tax Expense (Benefit), Total				(137)	127	283
Federal Income Tax Expense Benefit Continuing Operations
Current				564	689	560
Deferred income taxes-net and uncertain tax positions				(701)	(562)	(277)
Provision for income taxes				(137)	127	283
Effective Income Tax Rate Reconciliation
Statutory tax rate in Israel				25.00%	24.00%	25.00%
Different effective tax rates applicable to non-Israeli subsidiaries				(5.00%)	(5.00%)	(1.00%)
The Company and its Israeli subsidiaries - mainly tax benefits arising from reduced tax rates under benefit programs				(29.00%)	(17.00%)	(18.00%)
Increase in uncertain tax positions-net				1.00%	2.00%	2.00%
Effective consolidated tax rate				(8.00%)	4.00%	8.00%
Short-term deferred tax assets (liabilities)-net:
Inventory related	533	299		533	299
Sales reserves and allowances	300	268		300	268
Provisions for employee-related obligations, current	68	113		68	113
Carryforward losses and deductions, current	79	49		79	49
Provision for legal settlements	128	199		128	199
Other	20	13		20	13
Short-term deferred tax assets (liabilities)-gross	1,128	941		1,128	941
Valuation allowance-in respect of carryforward losses and deductions that may not be utilized	(5)	(21)		(5)	(21)
Short-term deferred tax assets (liabilities)-net	1,123	920		1,123	920
Long-term deferred tax assets (liabilities)-net:
Deferred Tax Liabilities Property Plant And Equipment	(122)	(185)		(122)	(185)
Intangible assets	(1,883)	(2,562)		(1,883)	(2,562)
Provisions for employee related obligations, noncurrent	14	40		14	40
Carryforward losses and deductions, noncurrent	949	591		949	591
Other	24	(1)		24	(1)
Long-term deferred tax assets (liabilities)-gross	(1,018)	(2,117)		(1,018)	(2,117)
Deferred Tax Assets Valuation Allowance Noncurrent	(721)	(431)		(721)	(431)
Long-term deferred tax assets (liabilities)-net	(1,739)	(2,548)		(1,739)	(2,548)
Deferred tax assets (liabilities) - net	(616)	(1,628)		(616)	(1,628)
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Balance at the beginning of the year				907	795	726
Increase related to prior year tax positions, net				(10)	(45)	20
Increase related to current year tax positions				151	131	47
Tax assessments settlements				(146)	(20)	(15)
Acquisition				0	52	13
Other				1	(6)	4
Balance at the end of the year	903	907	795	903	907	795	726
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	29	21	25					188	700	142	530	573	2,137
Balance of accrued potential penalties and interest in unrecognized tax benefits	144	115	94	144	115	94
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	29	21	25					188	700	142	530	573	2,137
Amount Of Tax Exempt Profit Earned By Company From Approved Enterprises				15,140
Tax Payable Refer To Distributed Dividends				2,129
Dependent Payment Refer To New Amendment	$ 700			$ 700